Rule
497
(e)
File Nos.
333-72042,
811-10559
TALCOTT RESOLUTION LIFE INSURANCE CO.
SEPARATE ACCOUNT ELEVEN
(Premier
Solutions
 State of Iowa Retirement Investors Club 403(b))
HV-7969

Supplement dated July 9, 2024 to your Prospectus dated May 1, 2024
This Supplement dated July 9, 2024 replaces information in the Prospectus dated May 1, 2024.
Appendix A – Underlying Funds
Effective immediately, the table shown in the “Appendix A – Underlying Funds” section of the Prospectus dated May 1, 2024 has been replaced with the following:

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Growth Fund - Investor Class* Adviser: American Century Investment Management Inc Subadviser: N/A	0.92%	43.27%	18.05%	13.52%
US Fund Small Value	American Century Small Cap Value Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	1.09%	16.08%	14.54%	8.72%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Moderate Allocation	American Funds American Balanced Fund ® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.60%	13.96%	8.88%	7.51%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income FundSM - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.76%	20.79%	10.63%	7.21%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund ® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.82%	15.64%	7.66%	4.53%
US Fund Large Growth	American Funds The Growth Fund of America ® - Class R4 (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Capital Research and Management Company Subadviser: N/A	0.65%	37.17%	14.87%	11.81%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.14%	18.15%	11.03%	6.27%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.31%	26.88%	13.73%	9.03%
US Fund Target-Date 2030	BlackRock LifePath ® Dynamic 2030 Fund -Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	15.38%	8.35%	6.27%
US Fund Target-Date 2040	BlackRock LifePath ® Dynamic 2040 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	19.15%	10.44%	7.46%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	BlackRock LifePath ® Dynamic 2050 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	22.02%	11.21%	7.90%
US Fund Target-Date 2060	BlackRock LifePath ® Dynamic 2060 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	22.30%	11.20%	8.73%
US Fund Target-Date Retirement	BlackRock LifePath ® Dynamic Retirement Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	12.27%	6.15%	4.70%
US Fund Foreign Large Blend	BNY Mellon International Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc. Subadviser: N/A	0.60%	17.21%	7.71%	3.84%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.03%	2.27%	10.40%	7.75%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A * Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	5.18%	1.80%	1.27%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class Y Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.01%	11.40%	2.52%	1.73%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	11.06%	7.95%	3.91%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	14.10%	7.54%	3.20%
US Fund Real Estate	Invesco Real Estate Fund - Class R5 Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	0.87%	9.19%	6.01%	6.77%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
US Fund Mid-Cap Growth	JPMorgan Mid Cap Growth - Class R3* Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.20%	22.73%	15.18%	10.88%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	0.75%	50.55%	15.30%	13.08%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
US Fund Foreign Large Growth	MFS ® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.08%	14.54%	9.18%	6.09%
US Fund Foreign Large Growth	MFS ® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Large Value	MFS ® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.89%	11.24%	8.41%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Trust Class Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	26.54%	13.66%	9.79%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	17.34%	10.00%	6.70%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.92%	3.48%	3.03%	2.12%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.74%	6.04%	1.06%	1.68%
US Fund Large Blend	Vanguard 500 Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	26.24%	15.65%	11.99%
US Fund Mid-Cap Blend	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	15.98%	12.71%	9.41%
US Fund Small Blend	Vanguard Small-Cap Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	18.20%	11.70%	8.43%
US Fund Intermediate Core Bond	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	5.70%	1.11%	1.79%
US Fund Large Blend	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	26.01%	15.07%	11.43%
US Fund Mid-Cap Value	Victory RS Value Fund - Class A* Adviser: Victory Capital Management Inc. Subadviser: N/A	1.30%	1.33%	9.88%	6.90%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class Y Adviser: Victory Capital Management Inc. Subadviser: N/A	0.97%	14.71%	11.62%	7.75%

*	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2024. Please read this Supplement carefully and retain it for future reference.
2024-PROSUPP-1-HV7969